Note 4 - Allowance for Credit Losses - Allowance for Unfunded Commitments (Details) - Unfunded Loan Commitment [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Beginning balance	$ 0
Provision for (recovery of) credit losses	(11,000)
Ending balance	266,000
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance	$ 277,000